Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Income Taxes
Loss before income taxes		$ 16,790,000		$ 10,763,000
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Expected income tax recovery		$ (4,533,000)		$ (2,906,000)
Increase (decrease) in income tax recovery resulting from:
Spin-out transaction	$ 0		$ 8,650
Acquestion of Eastmain	$ 0		$ (7,838)
Share-based compensation		552,000		683,000
Share issuance costs		(60,000)		(462,000)
Adjustment to tax estimates		1,170,000		(22,000)
Amortization of flow-through share premium		(1,220,000)		(120,000)
Flow-through expenditures renunciation		2,856,000		489,000
Difference in future and foreign tax rates		(172,000)		234,000
Other		(149,000)		55,000
Increase in unrecognized tax asset		1,556,000		1,237,000
Income tax recovery		$ 0		$ 0